ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jul. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of July 31,
	2019	2018
Accrued payroll and welfare	$56,928	$17,976
Accrued professional fees	—	200,000
Deposit payable	—	47,417
Others	—	26,286
Total	$56,928	$291,679